Equity - Warrants (Details) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Average Remaining Contractual Life
Balance at the beginning (in years)	0 years
Granted/Acquired (in years)	0 years
Exercised (in years)	0 years
Balance at the end (in years)	0 years	0 years
Warrant
Warrants Outstanding
Balance at the beginning	22,484	18,328	19,259
Granted/Acquired	0	0	3,569
Cancellation (see Note 9)			(1,667)
Adjustment on down round feature	229,604	66,873
Forfeited		(1)
Exercised	(55,753)	(62,716)	(2,833)
Balance at the end	196,335	22,484	18,328
Exercisable Shares
Balance at the beginning	22,484	18,328	19,259
Granted/Acquired	0	0	3,569
Cancellation (see Note 9)			(1,667)
Adjustment on down round feature	229,604	66,873
Forfeited		(1)
Exercised	(55,753)	(62,716)	(2,833)
Balance at the end	196,335	22,484	18,328
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 1,652.23	$ 2,166	$ 2,265
Granted/Acquired (in dollars per share)	0	0	1,632
Adjustment on down round feature (in dollars per share)	1.63	228
Forfeited (in dollars per share)		27,000	406.55
Exercised (in dollars per share)	0	0	406.55
Balance at the end (in dollars per share)	$ 192.59	$ 1,652.23	$ 2,166
Average Remaining Contractual Life
Balance at the beginning (in years)	6 years 1 month 28 days	3 years 21 days	3 years 10 months 20 days
Granted/Acquired (in years)	0 years	0 years	7 years
Adjustment on down round feature (in years)	0 years	10 years
Forfeited (in years)		0 years	0 years
Exercised (in years)	0 years	0 years	0 years
Balance at the end (in years)	6 years 2 months 8 days	6 years 1 month 28 days	3 years 21 days